Finance expense - Summary of Finance Expense (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
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Interest on loans and borrowings	€ 5,873	€ 10,306	€ 7,174
Interest on lease liabilities	497	685	561
Finance costs	€ 6,370	€ 10,991	€ 7,735